Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions
32.
Related party transactions

The table below sets forth the major related parties and their relationships with the Group as at December 31, 2024:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner

(a)
Transactions

For the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note)	338	172	188
Online music services to the Company’s associates and associates of Tencent Group	276	397	365
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	71	55	43
Expenses
Operating expenses recharged by Tencent Group	1,272	1,188	798
Advertising agency cost to Tencent Group	556	755	959
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group	612	796	642
Other costs to the Company’s associates and associates of Tencent Group	68	26	138

Note: Including revenue from online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement, which was renewed in August 2023.

These related party transactions were conducted at prices and terms as agreed by the respective parties involved.

(b)
Balances with related parties

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	1,824	2,343
The Company’s associates and associates of Tencent Group	21	52
Included in prepayments, deposits and other assets from related parties:
Tencent Group	54	48
The Company’s associates and associates of Tencent Group	121	139
Included in accounts payable to related parties:
Tencent Group	667	702
The Company’s associates and associates of Tencent Group	269	234
Included in other payables and accruals to related parties:
Tencent Group	491	117
The Company’s associates and associates of Tencent Group	2	1

Note: The balance is mainly arising from user payments collected through various payment channels of Tencent Group pursuant to the Business Cooperation Agreement that renewed in August 2023.

(c)
Key management personnel compensation

	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	69	68	51
Share-based compensation	135	95	78
	204	163	129